JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

July 5, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the Class R2, Class R3, Class R4, Class R5 and Class R6 Shares for the Funds listed on Appendix A does not differ from the Prospectus contained in the Post-Effective Amendment No. 254 (Amendment 255 under the Investment Company Act of 1940) filed electronically on June 29, 2017.

If you have any questions, please call the undersigned at (614) 213-4042.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

July 5, 2017	JPMorgan Trust II

Appendix A

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund